INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2024	2023
	$’000	$’000

Parts and components	18,453	19,308
Less: reserve for obsolete inventories	(350)	(349)

	18,103	18,959

	As of December 31,
	2024	2023
	$’000	$’000

Balance at January 1,	349	111
Additions	11	231
Foreign exchange translation adjustment	(10)	7

Balance at December 31,	350	349